RETIREMENT BENEFITS PLANS - Change in Plan Level 3 Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance	$ 3,993
Ending balance	4,191	$ 3,993
Unobservable inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance	486
Ending balance	485	486
Unobservable inputs (Level 3) | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance	124
Ending balance	116	124
Unobservable inputs (Level 3) | Other
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance	362
Ending balance	369	362
Pension plans | Unobservable inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance	486	569
Gains (losses) relating to assets still held at year-end	46	5
Purchases, sales, settlements - net	(47)	(88)
Transfers into or out of Level 3	0	0
Ending balance	485	486
Pension plans | Unobservable inputs (Level 3) | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance	124	199
Gains (losses) relating to assets still held at year-end	14	(24)
Purchases, sales, settlements - net	(22)	(51)
Transfers into or out of Level 3	0	0
Ending balance	116	124
Pension plans | Unobservable inputs (Level 3) | Other
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance	362	370
Gains (losses) relating to assets still held at year-end	32	29
Purchases, sales, settlements - net	(25)	(37)
Transfers into or out of Level 3	0	0
Ending balance	$ 369	$ 362